Business Combination (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule Of Assets And Liabilities Acquired

The assets and liabilities acquired through the purchase of Village Homes were as follows (in thousands):

Real estate inventories owned	$32,923
Other assets, net	1,463
Intangibles	907
Receivables	70
Accounts payable	(1,029)
Accrued expenses	(1,133)

Cash paid for acquisitions, net	$33,201

The assets and liabilities acquired through the purchase of Village Homes were as follows (in thousands):

Real estate inventories owned	$32,923
Other assets, net	1,463
Intangibles	907
Receivables	70
Accounts payable	(1,029)
Accrued expenses	(1,133)

Cash paid for acquisitions, net	$33,201

Schedule of Unaudited Pro Forma Information Prepared to Give Effect to Acquisition

For the three months ended September 30, 2012, the period from February 25, 2012 through September 30, 2012, and the period from January 1, 2012 through February 24, 2012, the below unaudited pro forma information has been prepared to give effect to the Village Homes acquisition as if it occurred on January 1, 2012 (in thousands except number of shares and per share data):

	(unaudited)
	Successor		Predecessor
	Three Months Ended September 30, 2012	Period from February 25 through September 30, 2012	Period from January 1 through February 24, 2012
Revenues	$104,479	$283,090	$28,521
Net (loss) income available to common stockholders	$(872)	$(9,267)	$227,912
(Loss) income per common share, basic and diluted	$(0.07)	$(0.79)	$227,912
Weighted average common shares outstanding, basic and diluted	12,408,263	11,716,413	1,000

For the period from February 25, 2012 through December 31, 2012, period from January 1, 2012 through February 24, 2012, and the year ended December 31, 2011, the below unaudited pro forma information has been prepared to give effect to the Village Homes acquisition as if it occurred on January 1, 2011 (in thousands except number of shares and per share data):

	(unaudited)
	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31, 2011
Revenue	$405,635	$28,521	$261,933
Net (loss) income available to common stockholders	$(9,617)	$228,074	$(189,457)
(Loss) income per common share, basic and diluted	$(0.09)	$228,074	$(189,457)
Weighted average common shares outstanding, basic and diluted	103,037,842	1,000	1,000